As filed with the Securities and Exchange Commission on March 21, 2014
Registration Nos. 033-53598; 811-07292

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	__

Post-Effective Amendment No.	33

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	34

(Check appropriate box or boxes)

NORTH AMERICAN GOVERNMENT BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

666 Fifth Avenue, 11th Floor
New York, New York 10103
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (212) 446-5600

R. Alan Medaugh
666 Fifth Avenue, 11th Floor
New York, New York 10103

Copies to:

Edward J. Veilleux
EJV Financial Services LLC
5 Brook Farm Court
Hunt Valley, MD  21030
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, North American Government Bond Fund, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this amendment to the Fund’s registration statement under Rule 485(b) under the 1933 Act and has duly caused this amendment to the Fund’s registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on March 21, 2014.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Pursuant to the requirements of the 1933 Act, this Registration Statement for North American Government Bond Fund, Inc. has been signed below by the following persons in the capacities on the date(s) indicated:

Signature	Title	Date

/s/ R. Alan Medaugh	Director and President	March 21, 2014
R. Alan Medaugh	(Principal Executive Officer)

/s/ Anthony Rose	Treasurer	March 21, 2014
Anthony Rose	(Principal Financial and Accounting Officer)

*	Chairman and Director	March 21, 2014
Louis E. Levy

*	Director	March 21, 2014
W. Murray Jacques

*	Director	March 21, 2014
Edward A. Kuczmarski

/s/ Carl Frischling
Carl Frischling
Attorney-in-Fact*
March 21, 2014

*	Powers of Attorney incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed via EDGAR on February 28, 2013.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase